Long-Term Debt - Additional Information1 (Detail)	12 Months Ended								12 Months Ended								12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($) Subsidiary CreditFacility	Dec. 31, 2013 NOK	Jan. 31, 2013 NOK	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2013 Interest rate swaps [Member]	Dec. 31, 2013 Cross currency swap agreement partial termination [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2018 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loans due through 2018 [Member] Guarantee of Indebtedness of Others [Member] JV Partner [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loans due through 2018 [Member] Guarantee of Indebtedness of Others [Member] Partnership [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loans due through 2018 [Member] Guarantee of Indebtedness of Others [Member] Parent [Member] USD ($)	Dec. 31, 2013 Ten-year senior secured bonds [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] Minimum [Member]	Dec. 31, 2013 Norwegian Kroner Bond due in 2013 [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner Bond due in 2013 [Member] NOK	Dec. 31, 2013 Norwegian Kroner Bond due in 2013 [Member] NIBOR Loan [Member]	Dec. 31, 2013 Norwegian Kroner Bond due in 2013 [Member] LIBOR Loan [Member]	Dec. 31, 2013 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loans due through 2023 [Member] Guarantee of Indebtedness of Others [Member] Partnership [Member] USD ($)	Dec. 31, 2013 U.S. Dollar-denominated Term Loans due through 2023 [Member] Guarantee of Indebtedness of Others [Member] Parent [Member] USD ($)	Dec. 31, 2013 Term Loans Due 2022 [Member] USD ($)
Debt Instrument [Line Items]
Senior unsecured bonds issued			600,000,000																		211,500,000
Reference rate for the variable rate of the debt instrument																						NIBOR	LIBOR
Marginal rate added for interest paid																						4.75%	5.04%
Debt instrument transfer of principal amount																				34,700,000
Interest Rate Index									LIBOR
Fixed interest rate of bonds									1.12%							4.96%
LIBOR rate receivable variable									The floating LIBOR rate receivable from the interest rate swap was capped at 3.5%, which effectively resulted in a fixed rate of 1.12% unless LIBOR exceeded 3.5%, in which case the Partnership's related interest rate effectively floated at LIBOR, but reduced by 2.38%.
Repurchase of bond		388,500,000
Loss on bond repurchase	(1,759,000)
Realized gains (losses) included in foreign currency exchange loss	6,600,000									6,800,000
Partnership's subsidiaries	6
Partnership's interest owned in subsidiaries	50.00%
Carrying amount of debt	2,368,976,000			1,769,632,000							188,854,000	213,993,000					743,494,000	812,509,000						949,531,000	527,489,000
Guaranteed term loans													94,400,000	55,600,000	38,900,000											548,900,000	400,600,000
Final bullet payments																								29,100,000				29,000,000
Senior secured bonds issued																174,200,000
Range of credit facility margin					0.30%	0.30%	3.25%	3.25%
Weighted-average effective interest rate	2.70%			2.00%
Aggregate principal repayments, 2014	806,000,000
Aggregate principal repayments, 2015	149,800,000
Aggregate principal repayments, 2016	309,300,000
Aggregate principal repayments, 2017	344,200,000
Aggregate principal repayments, 2018	348,700,000
Aggregate principal repayments, thereafter	$ 411,000,000
Number of facility	1
Asset value to outstanding drawn principal balance ratio																	122.90%		105.00%